INCOME PER SHARE	12 Months Ended
Dec. 31, 2015
INCOME PER SHARE [Abstract]
INCOME PER SHARE

28. INCOME PER SHARE

Basic and diluted income per share for each of the periods presented is calculated as follows:

	For the Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Numerator:
Net income (loss) from continuing operations	81,753	94,942	(78,304)	(12,087)
Net income from discontinued operations	4,140	29,767	—	—
Net income (loss) attributable to ordinary shareholders used in calculating income per ordinary share—basic and diluted	85,893	124,709	(78,304)	(12,087)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic income per share	135,077,172	134,836,300	134,546,772	134,546,772
Weighted average number of ordinary shares outstanding used in calculating diluted income per share	135,077,172	135,180,642	134,546,772	134,546,772
Income (loss) per share – basic
From continuing operations	0.61	0.70	(0.58)	(0.09)
From discontinued operations	0.03	0.22	—	—
	0.64	0.92	(0.58)	(0.09)
Income (loss) per share – diluted
From continuing operations	0.61	0.70	(0.58)	(0.09)
From discontinued operations	0.03	0.22	—	—
	0.64	0.92	(0.58)	(0.09)

The effects of share options have been excluded from the computation of diluted income per share for the years ended December 31, 2013, 2014 and 2015 as their effects would be anti-dilutive.

For the year ended December 31, 2014 and 2015, the effects of the IFC convertible loan have been excluded from the computation of diluted income per share as its effect would be anti-dilutive.